Capital Group Short Duration Income ETF
Investment portfolio
March 31, 2023
unaudited
Bonds, notes & other debt instruments 97.96% Corporate bonds, notes & loans 49.11% Financials 16.03%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.75% 10/29/2024	USD745	$695
Allstate Corp. 0.75% 12/15/2025	445	400
American Express Co. 3.375% 5/3/2024	150	147
American Express Co. 2.50% 7/30/2024	300	290
American Express Co. 2.25% 3/4/2025	75	71
American Express Co. 4.90% 2/13/2026	140	141
American International Group, Inc. 2.50% 6/30/2025	505	478
Aon Global, Ltd. 3.875% 12/15/2025	672	656
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025	1,150	1,160
Bank of America Corp. 1.319% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	610	593
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[1]	457	436
Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]	1,420	1,326
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	200	199
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	150	149
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	100	99
Bank of Nova Scotia 4.75% 2/2/2026	300	299
Berkshire Hathaway, Inc. 3.125% 3/15/2026	50	49
BNP Paribas SA 3.375% 1/9/2025[2]	350	336
Capital One Financial Corp. 3.75% 4/24/2024	5	5
Capital One Financial Corp. 3.20% 2/5/2025	65	61
Capital One Financial Corp. 4.25% 4/30/2025	375	358
Charles Schwab Corp. 0.90% 3/11/2026	35	31
Citigroup, Inc. 3.30% 4/27/2025	50	48
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	2,050	1,948
Corebridge Financial, Inc. 3.50% 4/4/2025[2]	610	586
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	800	778
Global Payments, Inc. 1.50% 11/15/2024	100	94
Global Payments, Inc. 2.65% 2/15/2025	515	489
Goldman Sachs Group, Inc. 5.70% 11/1/2024	170	171
Goldman Sachs Group, Inc. 3.50% 4/1/2025	970	942
Groupe BPCE SA 1.625% 1/14/2025[2]	400	375
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	200	206
HSBC USA, Inc. 5.625% 3/17/2025	400	401
Intercontinental Exchange, Inc. 3.65% 5/23/2025	420	414
Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	124
JPMorgan Chase & Co. 0.653% 9/16/2024 (3-month USD CME Term SOFR + 0.60% on 9/16/2023)[1]	965	944
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[1]	1,800	1,707
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	1,340	1,258
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]	210	212
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	400	389
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	1,090	1,075
Mastercard, Inc. 3.375% 4/1/2024	100	99
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]	240	236
Metropolitan Life Global Funding I 5.00% 1/6/2026[2]	160	161
Capital Group Short Duration Income ETF — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[1]	USD1,490	$1,411
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	1,865	1,743
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[1]	125	125
Morgan Stanley, Series F, 3.875% 4/29/2024	75	74
New York Life Global Funding 0.95% 6/24/2025[2]	550	507
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]	418	418
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[1]	150	148
PRICOA Global Funding I 1.15% 12/6/2024[2]	858	810
Royal Bank of Canada 5.66% 10/25/2024	310	313
Royal Bank of Canada 4.875% 1/12/2026	630	631
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]	7	7
Toronto-Dominion Bank 0.55% 3/4/2024	250	239
Toronto-Dominion Bank 0.75% 9/11/2025	775	699
Toronto-Dominion Bank 5.103% 1/9/2026	375	378
U.S. Bancorp 1.45% 5/12/2025	1,133	1,044
Visa, Inc. 3.15% 12/14/2025	205	199
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	430	408
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	970	922
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	150	148
Westpac Banking Corp. 3.735% 8/26/2025	305	299
Willis North America, Inc. 3.60% 5/15/2024	914	901
		32,060
Health care 5.85%
AbbVie, Inc. 2.60% 11/21/2024	1,630	1,574
AmerisourceBergen Corp. 3.25% 3/1/2025	410	397
Amgen, Inc. 3.625% 5/22/2024	65	64
Amgen, Inc. 1.90% 2/21/2025	670	635
Amgen, Inc. 5.507% 3/2/2026	885	889
Amgen, Inc. 5.15% 3/2/2028	552	564
Anthem, Inc. 2.375% 1/15/2025	380	364
AstraZeneca Finance, LLC 0.70% 5/28/2024	70	67
AstraZeneca Finance, LLC 4.875% 3/3/2028	200	206
Baxter International, Inc. 1.322% 11/29/2024	355	334
Becton, Dickinson and Company 3.363% 6/6/2024	115	113
Becton, Dickinson and Company 3.734% 12/15/2024	295	289
Boston Scientific Corp. 3.45% 3/1/2024	40	39
Boston Scientific Corp. 1.90% 6/1/2025	250	236
CVS Health Corp. 2.625% 8/15/2024	250	243
CVS Health Corp. 5.00% 2/20/2026	250	253
DH Europe Finance II SARL 2.20% 11/15/2024	30	29
Elevance Health, Inc. 3.35% 12/1/2024	145	142
Eli Lilly and Company 2.75% 6/1/2025	395	382
GE Healthcare Holding, LLC 5.55% 11/15/2024[2]	375	377
Gilead Sciences, Inc. 3.70% 4/1/2024	310	306
HCA, Inc. 5.375% 2/1/2025	1,355	1,356
Humana, Inc. 3.85% 10/1/2024	680	669
Johnson & Johnson 0.55% 9/1/2025	220	202
Laboratory Corporation of America Holdings 3.60% 2/1/2025	555	540
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	122	122
Merck & Co., Inc. 2.75% 2/10/2025	200	196
Novartis Capital Corp. 3.40% 5/6/2024	55	54
Roche Holdings, Inc. 2.314% 3/10/2027[2]	250	233
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	400	380
Capital Group Short Duration Income ETF — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.15% 10/15/2025	USD370	$377
UnitedHealth Group, Inc. 5.25% 2/15/2028	75	78
		11,710
Utilities 4.64%
Alabama Power Co. 3.55% 12/1/2023	65	64
CenterPoint Energy, Inc. 2.40% 9/1/2026	65	61
Consumers Energy Co. 4.65% 3/1/2028	100	101
DTE Electric Co. 3.65% 3/15/2024	470	463
Duke Energy Corp. 5.00% 12/8/2025	125	126
Edison International 4.70% 8/15/2025	770	760
Entergy Louisiana, LLC 0.95% 10/1/2024	1,230	1,159
Florida Power & Light Company 3.25% 6/1/2024	125	123
Florida Power & Light Company 3.125% 12/1/2025	440	427
Florida Power & Light Company 5.05% 4/1/2028	200	207
Jersey Central Power & Light Co. 4.70% 4/1/2024[2]	835	830
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	214	210
NiSource, Inc. 0.95% 8/15/2025	240	219
NiSource, Inc. 5.25% 3/30/2028	50	51
Oncor Electric Delivery Company, LLC 2.75% 6/1/2024	855	834
Pacific Gas and Electric Co. 3.75% 2/15/2024	220	216
Pacific Gas and Electric Co. 3.45% 7/1/2025	1,200	1,145
Public Service Electric and Gas Co. 3.25% 9/1/2023	95	94
Public Service Electric and Gas Co. 3.00% 5/15/2025	340	328
Southern California Edison Co. 4.20% 6/1/2025	615	608
Southern California Edison Co. 5.85% 11/1/2027	105	111
Southern California Edison Co. 5.30% 3/1/2028	200	205
Southwestern Public Service Co. 3.30% 6/15/2024	130	127
Virginia Electric and Power Co. 3.45% 2/15/2024	20	20
Virginia Electric and Power Co. 3.10% 5/15/2025	530	509
WEC Energy Group, Inc. 4.75% 1/9/2026	275	275
		9,273
Communication services 4.38%
AT&T, Inc. 0.90% 3/25/2024	1,480	1,416
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024	220	218
Charter Communications Operating, LLC 4.908% 7/23/2025	1,015	1,005
Comcast Corp. 3.70% 4/15/2024	250	247
Comcast Corp. 3.375% 2/15/2025	960	941
Comcast Corp. 5.25% 11/7/2025	210	215
Netflix, Inc. 5.875% 2/15/2025	1,065	1,087
T-Mobile US, Inc. 3.50% 4/15/2025	1,370	1,332
Verizon Communications, Inc. 3.50% 11/1/2024	195	192
Verizon Communications, Inc. 3.376% 2/15/2025	572	561
WarnerMedia Holdings, Inc. 3.528% 3/15/2024[2]	1,195	1,167
WarnerMedia Holdings, Inc. 3.788% 3/15/2025[2]	390	378
		8,759
Consumer staples 3.74%
7-Eleven, Inc. 0.80% 2/10/2024[2]	395	378
Altria Group, Inc. 2.35% 5/6/2025	45	43
Anheuser-Busch Co./InBev Worldwide 3.65% 2/1/2026	825	810
British American Tobacco PLC 3.222% 8/15/2024	735	713
Conagra Brands, Inc. 4.30% 5/1/2024	1,430	1,416
Capital Group Short Duration Income ETF — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 5.00% 2/2/2026	USD300	$300
Constellation Brands, Inc. 4.35% 5/9/2027	290	286
Mondelez International, Inc. 1.50% 5/4/2025	300	281
Nestlé Holdings, Inc. 4.00% 9/12/2025[2]	220	219
Nestlé Holdings, Inc. 5.25% 3/13/2026[2]	150	154
PepsiCo, Inc. 2.75% 4/30/2025	300	291
Philip Morris International, Inc. 2.875% 5/1/2024	40	39
Philip Morris International, Inc. 5.125% 11/15/2024	270	272
Philip Morris International, Inc. 1.50% 5/1/2025	160	150
Philip Morris International, Inc. 5.00% 11/17/2025	915	923
Philip Morris International, Inc. 4.875% 2/13/2026	350	353
Philip Morris International, Inc. 5.125% 11/17/2027	88	90
Procter & Gamble Company 0.55% 10/29/2025	200	183
Reynolds American, Inc. 4.45% 6/12/2025	460	452
Wal-Mart Stores, Inc. 3.90% 9/9/2025	130	130
		7,483
Industrials 3.58%
Boeing Company 2.80% 3/1/2024	125	122
Boeing Company 4.875% 5/1/2025	1,365	1,363
Boeing Company 2.196% 2/4/2026	325	302
Burlington Northern Santa Fe, LLC 3.40% 9/1/2024	225	221
Canadian Pacific Railway, Ltd. 1.35% 12/2/2024	865	815
Carrier Global Corp. 2.242% 2/15/2025	560	535
CSX Corp. 3.40% 8/1/2024	585	572
Eaton Corp. 6.50% 6/1/2025	65	67
General Dynamics Corp. 3.25% 4/1/2025	235	229
Honeywell International, Inc. 1.35% 6/1/2025	400	376
Lockheed Martin Corp. 4.95% 10/15/2025	440	447
Norfolk Southern Corp. 3.85% 1/15/2024	50	49
Northrop Grumman Corp. 2.93% 1/15/2025	665	644
Union Pacific Corp. 3.646% 2/15/2024	95	94
Union Pacific Corp. 3.25% 1/15/2025	350	343
United Technologies Corp. 3.95% 8/16/2025	990	979
		7,158
Information technology 2.96%
Adobe, Inc. 1.90% 2/1/2025	165	158
Analog Devices, Inc. 2.95% 4/1/2025	295	285
Apple, Inc. 2.50% 2/9/2025	500	485
Apple, Inc. 0.55% 8/20/2025	495	456
Broadcom Corp. 3.625% 1/15/2024	155	153
Broadcom Corp. 3.125% 1/15/2025	65	63
Broadcom, Inc. 3.625% 10/15/2024	212	207
Broadcom, Inc. 3.15% 11/15/2025	955	914
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	880	891
Intel Corp. 4.875% 2/10/2026	300	304
Microsoft Corp. 2.70% 2/12/2025	710	692
Oracle Corp. 2.40% 9/15/2023	125	123
Oracle Corp. 3.40% 7/8/2024	615	603
Oracle Corp. 2.50% 4/1/2025	620	594
		5,928
Capital Group Short Duration Income ETF — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 2.72%	Principal amount (000)	Value (000)
Baker Hughes Holdings, LLC 1.231% 12/15/2023	USD50	$48
BP Capital Markets America, Inc. 3.796% 9/21/2025	180	179
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	530	521
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	65	61
Chevron Corp. 2.895% 3/3/2024	45	44
Chevron USA, Inc. 0.687% 8/12/2025	750	689
ConocoPhillips Co. 2.125% 3/8/2024	200	195
Continental Resources, Inc. 3.80% 6/1/2024	70	69
Energy Transfer Operating, LP 5.875% 1/15/2024	125	125
Energy Transfer, LP 3.90% 5/15/2024	945	925
Enterprise Products Operating, LLC 5.05% 1/10/2026	120	122
EQT Corp. 6.125% 2/1/2025[1]	325	327
Exxon Mobil Corp. 2.002% 8/16/2024	130	125
Exxon Mobil Corp. 2.992% 3/19/2025	885	862
MPLX LP 4.875% 12/1/2024	375	373
ONEOK, Inc. 2.75% 9/1/2024	165	160
Shell International Finance BV 3.25% 5/11/2025	515	504
Total Capital International 3.75% 4/10/2024	45	45
Total Capital International 2.434% 1/10/2025	75	72
		5,446
Consumer discretionary 2.61%
Amazon.com, Inc. 0.80% 6/3/2025	460	428
Amazon.com, Inc. 4.60% 12/1/2025	85	86
American Honda Finance Corp. 4.75% 1/12/2026	250	252
Bayerische Motoren Werke AG 3.80% 4/6/2023[2]	65	65
Bayerische Motoren Werke AG 3.90% 4/9/2025[2]	490	482
Ford Motor Credit Company, LLC 5.125% 6/16/2025	475	466
General Motors Financial Co. 1.20% 10/15/2024	900	843
General Motors Financial Co. 2.75% 6/20/2025	60	57
Hyundai Capital America 1.80% 10/15/2025[2]	165	151
Hyundai Capital America 5.50% 3/30/2026[2]	150	150
Lowe’s Companies, Inc. 4.40% 9/8/2025	165	164
Marriott International, Inc. 3.60% 4/15/2024	770	756
Marriott International, Inc. 5.75% 5/1/2025	225	227
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]	150	151
Toyota Motor Credit Corp. 0.50% 6/18/2024	725	690
Toyota Motor Credit Corp. 4.80% 1/10/2025	240	242
		5,210
Real estate 1.40%
Corporate Office Properties, LP 2.25% 3/15/2026	65	57
Equinix, Inc. 2.625% 11/18/2024	750	722
Equinix, Inc. 1.00% 9/15/2025	504	457
Extra Space Storage, LP 5.70% 4/1/2028	35	35
Public Storage 0.875% 2/15/2026	90	81
Scentre Group 3.50% 2/12/2025[2]	640	621
VICI Properties, LP 4.625% 6/15/2025[2]	855	828
		2,801
Materials 1.20%
Anglo American Capital PLC 3.625% 9/11/2024[2]	720	703
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	250	252
Dow Chemical Co. 4.55% 11/30/2025	65	64
Capital Group Short Duration Income ETF — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Glencore Funding, LLC 1.625% 4/27/2026[2]	USD65	$59
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	560	501
Linde, Inc. 4.70% 12/5/2025	40	40
LYB International Finance III, LLC 1.25% 10/1/2025	220	199
Nutrien, Ltd. 5.95% 11/7/2025	29	30
Nutrien, Ltd. 4.90% 3/27/2028	189	189
Sherwin-Williams Company 4.05% 8/8/2024	370	366
		2,403
Total corporate bonds, notes & loans		98,231
Mortgage-backed obligations 24.86% Collateralized mortgage-backed obligations (privately originated) 12.86%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[2,3]	114	108
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[2,3]	508	478
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	375	346
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3]	116	110
CIM Trust, Series 2018-R3, Class A1, 5.000% 12/25/2057[2,3]	109	107
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.245% 1/25/2024[3]	1,699	1,738
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.445% 5/25/2024[3]	1,674	1,685
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.745% 11/25/2024[3]	190	198
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (1-month USD-LIBOR + 4.30%) 9.145% 2/25/2025[3]	716	739
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 10.845% 9/25/2028[3]	170	179
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[2,3]	1,551	1,555
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DNA1, Class M2, (1-month USD-LIBOR + 7.15%) 11.995% 7/25/2023[3]	300	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.145% 10/25/2027[3]	98	99
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.545% 4/25/2028[3]	91	95
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.395% 7/25/2028[3]	265	276
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 9.845% 12/25/2028[3]	203	216
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 5.36% 8/25/2033[2,3]	48	48
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[2,3]	235	236
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.51% 6/25/2042[2,3]	890	905
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.545% 1/25/2050[2,3]	510	507
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[2,3]	232	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[2,3]	385	409
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.111% 10/25/2050[2,3]	219	222
Capital Group Short Duration Income ETF — Page 6 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[1,2,3]	USD340	$347
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	2,157	2,136
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[1,2,3]	1,234	1,234
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3]	416	395
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[2,3]	188	180
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[2,3]	849	793
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3]	300	282
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.745% 5/25/2055[2,3]	1,300	1,284
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	969	972
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	653	654
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,3]	499	461
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[2,3]	175	171
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3]	450	430
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[2,3]	116	114
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.351% 4/25/2057[2,3]	824	796
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3]	456	443
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3]	643	615
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[2,3]	591	575
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[2,3]	581	553
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.735% 12/25/2058[2,3]	576	553
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,3]	1,286	1,224
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	728	723
		25,729
Commercial mortgage-backed securities 12.00%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	260	248
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3]	495	512
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 5.862% 10/15/2036[2,3]	150	149
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.634% 9/15/2036[2,3]	189	180
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[2,3]	198	197
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.524% 8/15/2039[2,3]	198	196
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3]	830	823
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	850	823
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]	325	314
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]	270	255
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3]	1,095	1,077
Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051% 4/10/2047[3]	775	759
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	500	483
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]	445	430
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	1,216	1,242
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,3]	500	476
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.604% 7/15/2025[2,3]	457	447
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[3]	1,000	990
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	1,257	1,216
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.072% 10/15/2039[2,3]	200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.283% 8/15/2039[3]	200	199
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]	645	638
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.434% 10/15/2038[2,3]	250	238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168% 8/15/2046[3]	200	198
Capital Group Short Duration Income ETF — Page 7 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]	USD1,200	$1,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	980	952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3]	592	569
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	200	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]	500	472
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3]	500	477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]	305	291
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]	550	516
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]	755	723
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3]	500	477
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3]	500	478
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	500	487
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3]	715	686
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]	541	510
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[3]	875	868
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]	520	510
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3]	615	596
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	852	820
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	722	699
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[2,3]	206	205
		23,999
Total mortgage-backed obligations		49,728
Asset-backed obligations 22.63%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,3]	189	189
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,3]	597	595
AGL CLO Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 7/25/2036[2,3]	464	464
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,3]	117	117
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	350	322
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,3]	118	121
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[2,3]	779	778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[2,3]	290	292
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[2,3]	396	396
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	282	283
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]	145	145
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]	781	780
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]	1,354	1,231
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,3]	451	398
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[2,3]	1,203	1,052
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,3]	552	551
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,3]	656	653
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[2,3]	520	508
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,3]	933	927
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,3]	365	356
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,3]	920	853
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,3]	164	162
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,3]	892	891
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,3]	1,063	1,058
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[2,3]	449	446
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.874% 5/15/2031[2,3]	300	297
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,3]	230	232
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	41	41
Capital Group Short Duration Income ETF — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[3]	USD561	$546
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	616	617
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	77	77
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[3]	1,000	1,004
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	193	197
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]	240	242
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[2,3]	325	292
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,3]	497	475
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,3]	196	197
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[3]	531	530
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,3]	477	453
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,3]	1,054	1,058
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,3]	491	446
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,3]	1,079	951
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	371	373
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	303	303
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,3]	135	142
GoldenTree Loan Opportunities XI Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 5.86% 1/18/2031[2,3]	160	159
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,3]	1,200	1,124
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,3]	350	326
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[2,3]	1,000	1,002
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[2,3]	715	716
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,3]	832	831
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,3]	273	274
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 5.938% 4/19/2034[2,3]	300	293
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]	544	543
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.725% 10/18/2029[2,3]	500	493
OCP CLO Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 5.91% 7/20/2031[2,3]	175	173
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.608% 7/20/2029[2,3]	858	848
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[2,3]	635	634
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.032% 7/24/2031[2,3]	889	887
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.792% 10/17/2031[2,3]	250	247
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,3]	2,000	2,036
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[2,3]	298	298
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]	868	866
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[3]	180	177
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[3]	735	713
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	84	85
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	33	34
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	1,678	1,668
Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56% 4/17/2028[3]	200	192
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 4/18/2031[2,3]	300	295
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.708% 12/28/2029[2,3]	256	253
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[2,3]	250	250
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 8/16/2027[2,3]	500	499
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]	1,158	1,035
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,3]	963	825
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,3]	673	584
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[2,3]	1,164	983
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,3]	250	243
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	564	564
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,3]	1,181	1,037
Capital Group Short Duration Income ETF — Page 9 of 13

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2021-1, Class C, 0.95% 3/16/2026[2,3]	USD1,000	$966
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,3]	140	140
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[2,3]	298	298
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,3]	212	212
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,3]	412	414
		45,258
U.S. Treasury bonds & notes 1.36% U.S. Treasury 1.36%
U.S. Treasury 3.875% 2/15/2026[4]	2,700	2,711
Total bonds, notes & other debt instruments (cost: $195,364,000)		195,928
Short-term securities 1.44% Money market investments 1.44%	Shares
Capital Group Central Cash Fund 4.86%[5,6]	28,728	2,873
Total short-term securities (cost: $2,873,000)		2,873
Total investment securities 99.40% (cost: $198,237,000)		198,801
Other assets less liabilities 0.60%		1,202
Net assets 100.00%		$200,003
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	422	June 2023	USD87,123	$871
5 Year U.S. Treasury Note Futures	Long	111	June 2023	12,156	(77)
10 Year Ultra U.S. Treasury Note Futures	Short	134	June 2023	(16,233)	(420)
30 Year U.S. Treasury Bond Futures	Short	7	June 2023	(918)	(37)
					$337
Capital Group Short Duration Income ETF — Page 10 of 13

unaudited
Investments in affiliates6

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 1.44%
Money market investments 1.44%
Capital Group Central Cash Fund 4.86%[5]	$13,146	$59,834	$70,109	$1	$1	$2,873	$109
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $68,430,000, which represented 34.21% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $194,000, which represented .10% of the net assets of the fund.
[5]	Rate represents the seven-day yield at March 31, 2023.
[6]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Short Duration Income ETF — Page 11 of 13

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $95,282,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
Capital Group Short Duration Income ETF — Page 12 of 13

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$98,231	$—	$98,231
Mortgage-backed obligations	—	49,728	—	49,728
Asset-backed obligations	—	45,258	—	45,258
U.S. Treasury bonds & notes	—	2,711	—	2,711
Short-term securities	2,873	—	—	2,873
Total	$2,873	$195,928	$—	$198,801
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$871	$—	$—	$871
Liabilities:
Unrealized depreciation on futures contracts	(534)	—	—	(534)
Total	$337	$—	$—	$337
*	Futures contracts are not included in the investment portfolio.
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
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ETGEFP1-307-0523O-S88459	Capital Group Short Duration Income ETF — Page 13 of 13